N-2	May 26, 2023
Cover [Abstract]
Entity Central Index Key	0001759455
Amendment Flag	true
Amendment Description	6
Entity Inv Company Type	N-2
Securities Act File Number	333-235545
Investment Company Act File Number	811-23501
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	7
Post-Effective Amendment	false
Investment Company Act Registration	true
Entity Registrant Name	ALTI PRIVATE EQUITY ACCESS & COMMITMENTS FUND
Entity Address, Address Line One	110 East 40th Street
Entity Address, Address Line Two	Suite 803
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(347)
Local Phone Number	644-2066
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses Class A Class D Maximum Sales Load (as a percent of offering price) 3.50 % None With Early Repurchase Fee(1) 2.00% 2.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares)

Management Fees (including sub-adviser fees)

1.30

%

1.30

%

Interest Payments on Borrowed Funds(2)

0.10

%

0.10

%

Distribution and Service Fees(3)

0.75

%

0.75

%

Other Expenses(4)

0.40

%

0.40

%

Acquired Fund Fees and Expenses(5)

0.36

%

0.36

%

Total Annual Expenses

2.91

%

2.91

%

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]

The following fee table and example summarize the aggregate expenses of the Fund and are intended to assist investors in understanding the costs and expenses that they will bear directly or indirectly by investing in Shares of the Fund. The expenses associated with investing in the Fund are generally higher than those of other types of funds that do not invest primarily in Private Equity Investments. The Fund shareholders also indirectly pay a portion of any fees and expenses, including performance-based compensation, charged to the underlying portfolio investment managers.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Offering

The Fund offers two classes of its Shares only to investors who are U.S. persons for U.S. federal income tax purposes. Class A Shares are offered at the then-current net asset value per Share as of the date on which the purchase order is accepted, plus any applicable sales load. Class D Shares are offered at the then-current net asset value per Share as of the date on which the purchase order is accepted. The sales load will be deducted out of the investor’s subscription amount and will not constitute part of an investor’s capital contribution to the Fund or part of the assets of the Fund. Class D Shares are offered without a sales load.

The minimum investment for Shares is $25,000 per investor and the Shares may only be acquired directly or indirectly (solely through a lawful assignment of Shares to a new investor by an existing investor in the event of the death or permanent disability of the lawful investor) for the account of an “accredited investor” as defined in Rule 501(a) of Regulation D promulgated under the 1933 Act. The Distributor and/or any Selling Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent. Investors may only purchase Class D Shares through a registered investment adviser (a “RIA”) that has entered into an arrangement with the Fund for such RIA to offer Class D Shares in conjunction with a “wrap” fee, asset allocation or other “no-load” managed asset program sponsored by such RIA. The RIA may also impose additional eligibility requirements for investors who purchase Class D Shares through such RIA.

Shares are expected to be offered on the first Business Day of each month or at such other times as determined in the discretion of the Board. For the purposes of this prospectus, a “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. All references to Business Day herein shall be based on the time in New York City.

During the Fund’s initial ramp-up period, shareholders should expect that they will, at the completion of monthly subscriptions, own a smaller proportional interest in the Fund as a result of additional subscriptions. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount of new subscriptions in relation to the Fund’s then-current Shares outstanding. Further, if existing shareholders do not purchase any additional Shares as new subscriptions are processed to maintain their percentage interest, their voting power will be diluted.

Board of Trustees

The Board is comprised of individuals called Trustees and has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the Trustees are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser (“Independent Trustees”).

Investment Objective and Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing and/or making capital commitments to direct private equity and through co-investments in operating companies (“Private Equity Investments”). The Fund seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market while mitigating many of the traditional issues that private equity fund of funds created for their investors. Specific issues historically have been multiple layers of high fees, J-curve issues, liquidity concerns for underlying investors in an illiquid fund with no target liquidation, and cash drag from maintaining a significant amount of fund assets in cash to cover potential redemptions by shareholders.

J-Curve refers to the historic tendency for private equity funds to deliver negative returns in early years and investment gains in the outlying years as underlying portfolio companies mature. Negative returns are created through management fees on capital that has not yet been deployed, a multi-year deployment period, and a historic tendency for private equity managers to conservatively value new investments until they are mature. Since the Fund will be utilizing the underlying private equity manager’s valuations for its own valuations, the conservative approach can contribute to negative returns in the early years of the Fund.

Liquidity is limited. Private equity is a common term for investments that are typically made in non-public companies through privately negotiated transactions. These investors seek to acquire quality assets at attractive valuations, unlock the value of the portfolio company through leveraging their operational expertise, and reposition their investment for sale at a multiple of the initial purchase price.

In pursuing its investment objective, during an initial launch and ramp-up period, the Fund expects to allocate significant assets to the Sub-Adviser. The Sub-Adviser will manage such allocation in a manner which seeks to build a portfolio of cash, cash equivalents, and a public equity strategy that seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market. The percentage of the Fund’s assets allocated to the Sub-Adviser is expected to decrease as the Fund consummates Private Equity Investments. In consultation with the Adviser, the Sub-Adviser may incorporate hedging techniques to the public equity strategy in order to reduce volatility which could also reduce potential returns due to the fees and costs associated with these techniques. These hedging techniques may include the use of options, spreads (where options of the same type in the same underlying security are purchased or sold with varying terms) and straddles (when both a call and a put are purchased or sold on the same underlying security with the same terms) to limit the downside risk of the public equity holdings. Notwithstanding the foregoing, the Sub-Adviser is not required to employ hedging techniques and may choose not to do so.

After the Fund has raised sufficient capital (approximately $30,000,000, subject to Board approval), the Adviser expects to begin making capital commitments to and purchasing Private Equity Investments. The Adviser intends to identify potential Private Equity Investments by reviewing opportunities presented to it directly by General Partners of those Investments and by limited partners in private equity funds. In making its investment decisions, the Adviser expects to consider all diligence materials shared by the provider of such opportunity on the opportunity at the time of underwriting. However, the Adviser will conduct its own, independent diligence on each opportunity and retain the sole and absolute discretion to decline to invest in an opportunity should it not meet the expected criteria and standards.

In particular, the Adviser expects to regularly communicate with the Private Equity Investors, Investment Managers and other personnel about statistical and factual information regarding economic factors and trends to utilize as additional research in making the investment decisions for the Fund. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional co-investments with a particular General Partner are considered. The Adviser may also perform background and reference checks on investment fund personnel.

Private Equity Investors may face a conflict in presenting information with respect to certain Private Equity Investments, in that such Private Equity Investors will only be entitled to receive fees and carried interest payments through a Deal Series Vehicle (as defined below) they may sponsor or other Special Purpose Vehicle to the extent the Adviser approves a particular investment.

The Fund is targeting investment of at least 80% of its assets allocated to Private Equity Investments and/or capital commitments through various deal flow sources, and approximately 20% of its assets allocated to investments managed by the Sub-Adviser. However, the specific amount of the Fund’s assets allocated between the Sub-Adviser and Private Equity Investments at any given point in time is expected to vary from this target.

Moreover, the Fund may invest and/or make capital commitments in multiple Private Equity Investments by consummating such investments through vehicles sponsored or managed by different limited partners, general partners or sponsors. However, while each limited partner, general partner or sponsor acts independently and utilizes its own distinct investment style in finding and managing Private Equity Investments, the Adviser will conduct all of its own due diligence on each deal and only invest in deals which the Adviser deems consistent with the Fund’s investment objective, strategies and restrictions.

If the Board determines that the Fund’s investment objective should be changed, shareholders will be given written notice that will precede or accompany the Fund’s next tender offer. Such a change, however, can be implemented without shareholder approval.

The SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Private Equity Investment Transaction Structure

The Adviser will seek Private Equity investment opportunities directly from General Partners for the Private Equity Investments as well as from Private Equity Investors. Private Equity Investors will form and facilitate investments through feeder LLC pass-through vehicles referred to as “Deal Series Vehicles” into limited liability companies (“LLCs”) or other similar entities (referred to as “aggregators”) that will indirectly hold private equity securities through participation in co-investment opportunities (alongside private equity managers that each Private Equity Investor has relationships with) that meet the Fund’s Private Equity Investment criteria. In addition, to facilitate the investment process, a Private Equity Investor may be appointed as a managing member or member, or otherwise own an interest in, the Deal Series Vehicle. Income derived from the Fund’s investment in these vehicles will constitute qualifying income to the Fund. These vehicles are not registered under the 1940 Act and are therefore not subject to all of the investor protections of the 1940 Act. Similar arrangements will be created should the Fund engage other Private Equity Investors.

Each aggregator will hold one individual investment opportunity. An aggregator serves as an efficient vehicle for one single party to efficiently take control of and manage a Private Equity Investment while allowing multiple “co-investors” to participate in the transaction. Aggregators are often referred to as “blocker corporations” and also protect participating investors from tax complications that can result from directly owning Shares of private companies. The investments will be able to rely on the investment company exemption provided by Section 3(c)(7) or 3(c)(1) of the 1940 Act. However, no investments will be made into blind pool private equity funds (“private equity funds”). The aggregators will be overseen by the applicable underlying General Partner sponsoring the deal.

In exchange for undertaking these services, the investments are expected to pay an annual administrative fee of up to 1.00% on committed and/or invested capital (which will be built into the feeder vehicles) and upon liquidation of the aggregator (each co-investment) a potential carried interest charge of 10-20%, when applicable, that will be passed to the limited partner or general partner of the investment opportunity.

Typical private equity management fees are based off of committed capital, which means that investors begin paying fees from the day they commit money to the fund, even before capital is deployed. Co-Investment fees may be charged on invested capital (capital that is put into actual deals) or committed capital, where there is up to a 1.70% annual fee with a step down after a three-year period until the investment is exited.

Risk [Text Block]

Risk Factors

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Shares.

While the benefits of investing in private equity may be considerable, private equity is not for everyone. Private equity investments involve significant risks, including a total loss of capital. The risks associated with private equity arise from several factors including: limited diversification, the use of leverage and limited liquidity. Additional risks involved in investing in the Fund include:

General Risks:

•   No operating history.

•   Loss of capital, up to the entire amount of an investor’s investment.

•   Multiple layers of fees at the Adviser, Sub-Adviser, and investment level.

•   The Fund Shares are illiquid securities of a closed-end fund that are not listed on any securities exchange or traded in any other market and are subject to substantial limitations on transferability.

•   The Adviser, the Sub-Adviser and Private Equity Investors may face conflicts of interest.

•   The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Private Equity Investors to source and diligence appropriate Private Equity Investments for the Fund, and for the Adviser to choose and effectively allocate the Fund’s assets among such Private Equity Investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

•   Failure to raise significant assets needed to commence Private Equity Investments.

Shareholder Dilution Risk.    During the initial ramp-up period, shareholders should expect that they will, at the completion of subsequent Closings, own a smaller proportional interest in the Fund as a result of such Closings. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount that each subsequent Closing will be in relation to the Fund’s then-current Shares outstanding. Shareholders will experience a disproportionately greater decrease in their participation in the Fund’s earnings and assets and their voting power than the increase the Fund will experience in its assets, potential earning power and voting interests due to such Closings. Further, if existing shareholders do not purchase any Shares at a subsequent Closing to maintain their percentage interest, their voting power will be diluted.

Investment Risk.    The eventual success or failure of private equity investing depends on the ability of the Adviser, Private Equity Investors and general partners or managing members of the Fund’s Private Equity Investments (“Private Equity General Partners”) to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser, Private Equity Investors and Private Equity General Partners will be required to rely on the ability of their respective management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser, Private Equity Investors and Private Equity General Partners are unable to uncover all material information about these companies, they may not be able to make a fully informed investment decision and may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns.

Lack of Control.    The Adviser and Private Equity Investors will not have any control over the investment or operational decisions made by the companies in which the Fund invests. Although the Adviser will regularly evaluate each portfolio company and its management team to determine whether their respective investment programs are consistent with the Fund’s investment objective, neither the Adviser nor any Private Equity Investor will have any control over the investments or operational decisions made by a portfolio company. The Adviser and the Private Equity Investors will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any portfolio company and will not have the ability to exercise any rights attributable to an investor in any such portfolio company related to its investment.

Non-Diversification Risk.    The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund expects to initially invest significant assets in investments managed by the Sub-Adviser.

Liquidity Risk.    The Adviser does not expect that a secondary market for the Fund’s Shares will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. The Fund expects to fund repurchases by liquidating its investments managed by the Sub-Adviser, given that it expects the remainder of its portfolio to consist of generally illiquid Private Equity Investments. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.    The judgments of the Adviser, Sub-Adviser, and Private Equity General Partners regarding the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and certain principals of the Adviser do not have experience in managing a registered closed-end fund.

Market Risk.    An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Repurchase Policy Risks.    Repurchases by the Fund of its Shares are expected to be funded from the Fund’s investments managed by the Sub-Adviser. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value. The Board is expected to convene quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such quarterly period).

Distribution Policy Risk.    Following the liquidation of each Private Equity Investment, the Fund expects to make a distribution to shareholders with the net return (after payment of any applicable carried interest to the Private Equity Investor) from such investment, subject to Board approval. The timing of these distributions will be made in accordance with IRS regulations. The distribution policy may be modified by the Board from time to time. All or a portion of any Fund distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares.

Cybersecurity Risk.    Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Adviser, the Sub-Adviser, Private Equity Investors, and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers.

Valuation Risk.    Private Equity Investments are not publicly traded securities, and the Fund may consider information provided by the manager or portfolio company of the applicable Private Equity Investment to determine an estimated value of the Fund’s investment therein. The valuation provided as of a specific date may vary from the actual sale price that may be obtained if such investments were sold to a third-party. To determine the estimated value of the Fund’s investments, the Adviser considers, among other things, quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

Investors must understand that (i) the fair value of the Fund’s investments, and particularly its Private Equity Investments, may be materially higher or lower than the cost of such investments and may vary over time, (ii) such valuations may or may not be based on valuations provided or verified by third party valuation firms, and (iii) the ultimate realized value of any investment may be materially different from its fair value as reported in the Fund’s financial statements.

Leverage Utilized by the Fund.    The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

RIC Qualification Risk.    If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund’s distributions.

Pandemic Risk.    Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel Coronavirus (COVID-19) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. In the event of a pandemic or an outbreak similar to COVID-19 where there is systemic government restrictions and widespread illness, there can be no assurance that we or our and our investment funds’ and portfolios’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on October 4, 2018. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders. The Fund does not expect to issue senior securities.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional Shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after the liquidation of each Private Equity Investment. The 1940 Act may limit the payment of dividends to the holders of Shares.

Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no preemptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full Shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. UMBFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks:

•   No operating history.

•   Loss of capital, up to the entire amount of an investor’s investment.

•   Multiple layers of fees at the Adviser, Sub-Adviser, and investment level.

•   The Fund Shares are illiquid securities of a closed-end fund that are not listed on any securities exchange or traded in any other market and are subject to substantial limitations on transferability.

•   The Adviser, the Sub-Adviser and Private Equity Investors may face conflicts of interest.

•   The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Private Equity Investors to source and diligence appropriate Private Equity Investments for the Fund, and for the Adviser to choose and effectively allocate the Fund’s assets among such Private Equity Investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

•   Failure to raise significant assets needed to commence Private Equity Investments.

Shareholder Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shareholder Dilution Risk.    During the initial ramp-up period, shareholders should expect that they will, at the completion of subsequent Closings, own a smaller proportional interest in the Fund as a result of such Closings. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount that each subsequent Closing will be in relation to the Fund’s then-current Shares outstanding. Shareholders will experience a disproportionately greater decrease in their participation in the Fund’s earnings and assets and their voting power than the increase the Fund will experience in its assets, potential earning power and voting interests due to such Closings. Further, if existing shareholders do not purchase any Shares at a subsequent Closing to maintain their percentage interest, their voting power will be diluted.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Risk. The eventual success or failure of private equity investing depends on the ability of the Adviser, Private Equity Investors and general partners or managing members of the Fund’s Private Equity Investments (“Private Equity General Partners”) to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser, Private Equity Investors and Private Equity General Partners will be required to rely on the ability of their respective management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser, Private Equity Investors and Private Equity General Partners are unable to uncover all material information about these companies, they may not be able to make a fully informed investment decision and may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns.
Lack of Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Lack of Control. The Adviser and Private Equity Investors will not have any control over the investment or operational decisions made by the companies in which the Fund invests. Although the Adviser will regularly evaluate each portfolio company and its management team to determine whether their respective investment programs are consistent with the Fund’s investment objective, neither the Adviser nor any Private Equity Investor will have any control over the investments or operational decisions made by a portfolio company. The Adviser and the Private Equity Investors will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any portfolio company and will not have the ability to exercise any rights attributable to an investor in any such portfolio company related to its investment.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk.    The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund expects to initially invest significant assets in investments managed by the Sub-Adviser.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk.    The Adviser does not expect that a secondary market for the Fund’s Shares will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. The Fund expects to fund repurchases by liquidating its investments managed by the Sub-Adviser, given that it expects the remainder of its portfolio to consist of generally illiquid Private Equity Investments. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk.    The judgments of the Adviser, Sub-Adviser, and Private Equity General Partners regarding the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and certain principals of the Adviser do not have experience in managing a registered closed-end fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk.    An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks.    Repurchases by the Fund of its Shares are expected to be funded from the Fund’s investments managed by the Sub-Adviser. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value. The Board is expected to convene quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such quarterly period).

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk.    Following the liquidation of each Private Equity Investment, the Fund expects to make a distribution to shareholders with the net return (after payment of any applicable carried interest to the Private Equity Investor) from such investment, subject to Board approval. The timing of these distributions will be made in accordance with IRS regulations. The distribution policy may be modified by the Board from time to time. All or a portion of any Fund distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Adviser, the Sub-Adviser, Private Equity Investors, and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk.    Private Equity Investments are not publicly traded securities, and the Fund may consider information provided by the manager or portfolio company of the applicable Private Equity Investment to determine an estimated value of the Fund’s investment therein. The valuation provided as of a specific date may vary from the actual sale price that may be obtained if such investments were sold to a third-party. To determine the estimated value of the Fund’s investments, the Adviser considers, among other things, quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

Investors must understand that (i) the fair value of the Fund’s investments, and particularly its Private Equity Investments, may be materially higher or lower than the cost of such investments and may vary over time, (ii) such valuations may or may not be based on valuations provided or verified by third party valuation firms, and (iii) the ultimate realized value of any investment may be materially different from its fair value as reported in the Fund’s financial statements.

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund.    The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

RIC Qualification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	RIC Qualification Risk. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund’s distributions.
Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel Coronavirus (COVID-19) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. In the event of a pandemic or an outbreak similar to COVID-19 where there is systemic government restrictions and widespread illness, there can be no assurance that we or our and our investment funds’ and portfolios’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	110 East 40th Street
Entity Address, Address Line Two	Suite 803
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Contact Personnel Name	Joseph Bonvouloir
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.30%
Interest Expenses on Borrowings [Percent]	0.10%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.36%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.40%	[5]
Total Annual Expenses [Percent]	2.91%
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.30%
Interest Expenses on Borrowings [Percent]	0.10%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.36%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.40%	[5]
Total Annual Expenses [Percent]	2.91%

[1]	Early Repurchase Fee — A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from an investor at any time prior to the day immediately preceding the two-year anniversary of the investor’s purchase of the Shares. Such repurchase fees will be retained by the Fund and will benefit the Fund’s remaining investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
[2]	“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Fund’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities.
[3]	The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.75% per year on Class A and Class D Shares. The Fund has adopted a “Distribution and Services Plan” (see “Shareholder Service Expenses” for additional information).
[4]	Acquired Fund Fees and Expenses are an indirect cost included in the net returns of the Fund. The Deal Series Vehicles through which the Fund expects to typically acquire and hold its Private Equity Investments will generally cause the Fund to incur fees. Specifically, Private Equity Investors that sponsor and/or manage such Deal Series Vehicles will earn annual administrative fees from each such vehicle based on invested capital and will also generally be entitled to certain carried interest depending on the performance of the applicable Private Equity Investment held by each such Deal Series Vehicle. Shareholders will pay a pro rata share of asset-based and carried interest fees associated with the Fund’s underlying investments, including its Deal Series Vehicles, along with the Fund’s share of any associated operating expenses of such Deal Series Vehicles. For more information on the fees associated with the Deal Series Vehicles, see “Management of the Fund — Private Equity Investors.” The Acquired Fund Fees and Expenses disclosed above, however, do not reflect such carried interest that is calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the overall cost if investing in Deal Series Vehicles. The Acquired Fund Fees and Expenses shown in the table are based on estimates for the Fund’s current fiscal year. As the Fund becomes more fully invested in Deal Series Vehicles over time, the amount of Acquired Fund Fees and Expenses borne by the Fund, and as a result, the Fund’s Total Annual Expenses after the Expense Limitation (defined below) are expected to increase.
[5]	Other Expenses represent professional fees and other expenses incurred by the Fund, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, and other expenses that the Fund bears directly. Other Expenses do not include the indirect fees and expenses paid by the Deal Series Vehicle’s underlying portfolio company. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Other Expenses are estimated for the current Fiscal Year. Actual fees and expenses may be greater or less than those shown.